Share-based awards (Tables)	9 Months Ended
Sep. 30, 2026
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2026:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2025	639,184	$179.12	3.90
Granted	65,202	$166.05
Exercised	(106,945)	$121.92
Expired	(31,560)	$116.06
Outstanding at September 30, 2026	565,881	$191.94	4.27
Exercisable at September 30, 2026	424,543	$191.13	3.47

Schedule of Weighted Average Fair Values and Assumptions Used	The weighted average grant date fair values and assumptions used were as follows:

	Nine Months Ended
	September 30, 2026	September 30, 2025
Weighted average grant date fair value	$75.50	$64.42
Assumptions:
Expected volatility	49%	35%
Dividend yield	—%	—%
Risk-free interest rate	4.33%	4.00%
Expected life	4.4 years	4.4 years

Schedule of RSU and PSU Activity	The following table summarizes RSU and PSU activity for the nine months ended September 30, 2026:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	16,474	$185.18	1,476,169	$162.53
Awarded*	98,400	$162.85	652,246	$166.05
Shares vested	—	$—	(602,157)	$133.96
Cash settled	—	$—	(18,470)	$127.17
Forfeited	—	$—	(92,795)	$181.60
Outstanding at September 30, 2026	114,874	$166.05	1,414,993	$175.53
*We issue PSUs for which the number of shares awarded are based on pre-established targets. For PSUs awarded, the number of units reflects the estimated number of shares to be issued based on performance as of the current reporting period. Awarded units are presented net of performance adjustments.

Schedule of Non-Cash Stock Compensation Expense
Share-based compensation expense (inclusive of employer related taxes) for the three and nine months ended September 30, 2026 and September 30, 2025 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Direct costs	$8,231	$21,479	$38,949	$36,150
Selling, general and administrative	9,775	24,712	25,475	37,768
Total	$18,006	$46,191	$64,424	$73,918